GOING CONCERN (Details Narrative) - USD ($)	Nov. 30, 2023	Feb. 28, 2023	Feb. 28, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 2,449,698	$ 7,790,519	$ 7,193,214